Purchase of Additional Ownership Interest in Joint Ventures - Additional Information (Detail) - USD ($) $ in Thousands	Feb. 13, 2017	Nov. 29, 2016	Jul. 01, 2014
Carrier Enterprise II
Business Acquisition [Line Items]
Additional ownership interest acquired		10.00%
Cash consideration		$ 42,909
Carrier Enterprise II | Subsequent Event
Business Acquisition [Line Items]
Additional ownership interest acquired	10.00%
Cash consideration	$ 42,688
Controlling interest, ownership percentage	80.00%
Carrier Enterprise I
Business Acquisition [Line Items]
Additional ownership interest acquired			10.00%
Cash consideration			$ 87,735
Controlling interest, ownership percentage			80.00%